Average Annual Total Returns - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Institutional Class - Return Before Taxes
Apr. 01, 2023
Average Annual Return:
Past 1 year	0.96%
Past 5 years	0.79%
Past 10 years	0.50%